INCOME TAXES - TAX RECONCILIATION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
INCOME TAXES
PRC statutory income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Percentage of tax deduction for qualified research and development expenses	50.00%	50.00%	50.00%	50.00%
Reconciliation of tax computed by applying statutory income tax rate to the income tax expense
Loss before income tax expense	$ (131,071)	¥ (910,024)	¥ (111,349)	¥ (9,938)
Income tax computed at PRC statutory tax rate of 25%	(32,768)	(227,506)	(27,838)	(2,485)
Preferential tax rates	9,907	68,787	3,335	2,192
International rate differences	(51)	(361)	(1,745)	2,169
Additional 50% tax deduction for qualified research and development expenses	(1,428)	(9,915)	(9,531)	(10,861)
Non-deductible expenses	3,688	25,611	18,564	8,629
Effect of changes in tax rates on deferred taxes	317	2,203	(1,406)	(5,575)
Changes in unrecognized tax benefits	(190)	(1,316)	(1,939)	616
Changes in the valuation allowance	21,134	146,726	(1,949)	1,980
Other permanent difference			(105)	238
Income tax expense (benefit)	$ 609	¥ 4,229	¥ (22,614)	¥ (3,097)